TABLE OF CONTENTS

WRL SERIES ANNUITY ACCOUNT B

Statements of Assets, Liabilities, and Equity Accounts                         2
Statements of Operations                                                       2
Statements of Changes in Equity Accounts                                       4
Selected Per Unit Data and Ratios                                              6
Notes to Financial Statements                                                  9

          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 1

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF ASSETS, LIABILITIES, AND EQUITY ACCOUNTS
At June 30, 1998
All amounts (except unit value) in thousands
(unaudited)

                                                       AGGRESSIVE       CAPITAL     INTERNATIONAL     WORLDWIDE
                                          GROWTH        GROWTH       APPRECIATION      GROWTH           GROWTH
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                       -----------    -----------    ------------   -------------    -----------
ASSETS:
   Shares                                  1,785            838             389            786           2,038
                                         =======        =======          ======        =======         =======
   Investment at cost                    $30,029        $17,318          $5,390        $15,206         $51,280
                                         =======        =======          ======        =======         =======
   Investment at net asset value         $36,960        $20,205          $6,431        $17,447         $58,494
   Transfers receivable from
      depositor                                6              -               5              -           1,994
                                         -------        -------          ------        -------         -------
TOTAL ASSETS                              36,966         20,205           6,436         17,447          60,488
                                         -------        -------          ------        -------         -------
LIABILITIES
   Transfers payable to depositor              -              -               -              4               -
                                         -------        -------          ------        -------         -------
TOTAL LIABILITIES                              -              -               -              4               -
                                         -------        -------          ------        -------         -------
NET ASSETS                               $36,966        $20,205          $6,436        $17,443         $60,448
                                         =======        =======          ======        =======         =======
EQUITY ACCOUNTS:
   Contract owners' equity:
      Units                              1,593.0          837.0           388.3          770.4         2,029.0
                                         =======        =======          ======        =======         =======
      Unit value                         $ 23.21        $ 24.14          $16.47        $ 22.64         $ 29.81
                                         =======        =======          ======        =======         =======
      Value                              $36,966        $20,205          $6,395        $17,443         $60,488
                                         -------        -------          ------        -------         -------
   Depositor's Equity:
      Units                                    -              -             2.5              -               -
                                         =======        =======          ======        =======         =======
      Unit value                               -              -          $16.47              -               -
                                         =======        =======          ======        =======         =======
      Value                                    -              -          $   41              -               -
                                         -------        -------          ------        -------         -------
TOTAL EQUITY                             $36,966        $20,205          $6,436        $17,443         $60,488
                                         =======        =======          ======        =======         =======

(1) Period May 1, 1998, (inception) to June 30, 1998.

STATEMENTS OF OPERATIONS
For the period ended June 30, 1998
All amounts in thousands
(unaudited)

                                                       AGGRESSIVE       CAPITAL     INTERNATIONAL     WORLDWIDE
                                          GROWTH        GROWTH       APPRECIATION      GROWTH           GROWTH
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                       -----------    -----------    ------------   -------------    -----------
INVESTMENT INCOME:
   Dividends                              $1,231              -          $    1         $  264         $ 1,379
   Capital gains                           1,007              -               -             41             590
                                          ------         ------          ------         ------         -------
EXPENSES:
   Mortality and expense risk
      charges                                106        $    62              14             52             171
                                          ------         ------          ------         ------         -------
NET INVESTMENT INCOME/(LOSS)               2,132            (62)            (13)           253           1,798
                                          ------         ------          ------         ------         -------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENT:
   Net realized gain/(loss) from
      securities transactions              1,058          2,208             125            532           4,965
   Change in unrealized
      appreciation/(depreciation)          2,436            736           1,053          2,365           5,573
                                          ------         ------          ------         ------         -------
NET GAIN/(LOSS) ON INVESTMENT              3,494          2,944           1,178          2,897          10,538
                                          ------         ------          ------         ------         -------
NET INCREASE/(DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                             $5,626         $2,882          $1,165         $3,150         $12,336
                                          ======         ======          ======         ======         =======

(1) Period May 1, 1996, (inception) to June 30, 1996.

The notes to the financial statements are an integral part of this report.

          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 2

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
            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF ASSETS, LIABILITIES, AND EQUITY ACCOUNTS
At June 30, 1998
All amounts (except unit value) in thousands
(unaudited)

                                                                    GROWTH        FLEXIBLE                  SHORT-TERM      MONEY
                                      BALANCED    EQUITY INCOME   AND INCOME       INCOME       HIGH-YIELD      BOND        MARKET
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT(1)  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     -----------  -------------  --------------  ------------  -----------  -----------  -----------
ASSETS:
   Shares                                  683           354            156            412           329          249       12,726
                                       =======        ======         ======         ======        ======       ======      =======
   Investment at cost                  $11,167        $5,070         $1,563         $4,924        $4,003       $2,308      $12,726
                                       =======        ======         ======         ======        ======       ======      =======
   Investment at net asset value       $13,596        $5,765         $1,646         $4,927        $3,905       $2,175      $12,726
   Transfers receivable from
      depositor                              1             6             34              1             -            -            -
                                       -------        ------         ------         ------        ------       ------      -------
TOTAL ASSETS                            13,597         5,771          1,680          4,928         3,905        2,175       12,726
                                       -------        ------         ------         ------        ------       ------      -------
LIABILITIES
   Transfers payable to depositor            -             -              -              -            15            1        1,970
                                       -------        ------         ------         ------        ------       ------      -------
TOTAL LIABILITIES                            -             -              -              -            15            1        1,970
                                       -------        ------         ------         ------        ------       ------      -------
NET ASSETS                             $13,597        $5,771         $1,680         $4,928        $3,890       $2,174      $10,756
                                       =======        ======         ======         ======        ======       ======      =======
EQUITY ACCOUNTS:
   Contract owners' equity:
      Units                              625.7         349.6          156.2          320.1         283.5        177.8        936.5
                                       =======        ======         ======         ======        ======       ======      =======
      Unit value                       $ 21.73        $16.39         $10.55         $15.39        $13.72       $12.23      $ 11.49
                                       =======        ======         ======         ======        ======       ======      =======
      Value                            $13,597        $5,730         $1,648         $4,928        $3,890       $2,174      $10,756
                                       -------        ------         ------         ------        ------       ------      -------
   Depositor's Equity:
      Units                                  -           2.5            3.0              -             -            -            -
                                       =======        ======         ======         ======        ======       ======      =======
      Unit value                             -        $16.39         $10.55              -             -            -            -
                                       =======        ======         ======         ======        ======       ======      =======
      Value                                  -        $   41         $   32              -             -            -            -
                                       -------        ------         ------         ------        ------       ------      -------
TOTAL EQUITY                           $13,597        $5,771         $1,680         $4,928        $3,890       $2,174      $10,756
                                       =======        ======         ======         ======        ======       ======      =======

STATEMENTS OF OPERATIONS
For the period ended June 30, 1998
All amounts in thousands
(unaudited)

                                                                    GROWTH        FLEXIBLE                  SHORT-TERM      MONEY
                                      BALANCED    EQUITY INCOME   AND INCOME       INCOME       HIGH-YIELD      BOND        MARKET
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT(1)  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     -----------  -------------  --------------  ------------  -----------  -----------  -----------
INVESTMENT INCOME:
   Dividends                            $  321         $ 73              -           $174          $217        $  85         $289
   Capital gains                            87            -              -             16             -            7            -
                                        ------         ----            ---           ----          ----        -----         ----
EXPENSES:
   Mortality and expense risk
      charges                               41           15            $ 1             13            12            7           35
                                        ------         ----            ---           ----          ----        -----         ----
NET INVESTMENT INCOME/(LOSS)               367           58             (1)           177           205           85          254
                                        ------         ----            ---           ----          ----        -----         ----
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENT:
   Net realized gain/(loss) from
      securities transactions              586          164              -             78           142         (109)           -
   Change in unrealized
      appreciation/(depreciation)          992          673             83            (53)         (133)          75            -
                                        ------         ----            ---           ----          ----        -----         ----
NET GAIN/(LOSS) ON INVESTMENT            1,578          837             83             25             9          (34)           -
                                        ------         ----            ---           ----          ----        -----         ----
NET INCREASE/(DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                           $1,945         $895            $82           $202          $214        $  51         $254
                                        ======         ====            ===           ====          ====        =====         ====

          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 3

            JANUAS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

For the periods ended June 30, 1998,
and December 31, 1997 (all amounts in thousands)    GROWTH         AGGRESSIVE GROWTH   CAPITAL APPRECIATION  INTERNATIONAL GROWTH
(unaudited)                                       SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                              ------------------   -----------------   --------------------  --------------------
                                                 1998      1997      1998       1997      1998     1997(2)      1998      1997
                                                 ----      ----      ----       ----      ----     -------      ----      ----
OPERATIONS:
  Net investment income/(loss)                $  2,132  $    543  $    (62)  $   (108)  $    (13)  $      3  $    253   $     33
  Net gain/(loss) on investment                  3,494     3,800     2,944      2,261      1,178         29     2,897      1,808
                                              --------  --------  --------   --------   --------   --------  --------   --------
NET INCREASE/(DECREASE) IN EQUITY
  ACCOUNTS RESULTING FROM OPERATIONS             5,626     4,343     2,882      2,153      1,165         32     3,150      1,841
                                              --------  --------  --------   --------   --------   --------  --------   --------
EQUITY TRANSACTIONS:
  Proceeds from units sold/(redeemed)            2,506     9,793    (2,538)       262      2,677      2,586      (720)     7,762
  Less cost of units redeemed:
    Administrative charges                           7        11         6         12       --         --           3          4
    Surrender benefits                             729     1,240       461        895         43          6       250        484
    Death benefits                                --          11      --         --         --         --        --            5
                                              --------  --------  --------   --------   --------   --------  --------   --------
INCREASE/(DECREASE) IN EQUITY ACCOUNTS
  FROM CAPITAL UNIT TRANSACTIONS                 1,770     8,531    (3,005)      (645)     2,634      2,580      (973)     7,269
                                              --------  --------  --------   --------   --------   --------  --------   --------
NET INCREASE/(DECREASE) IN EQUITY ACCOUNTS       7,396    12,874      (123)     1,508      3,799      2,612     2,177      9,110
DEPOSITOR'S EQUITY CONTRIBUTION/(REDEMPTION)      --        --        --         --         --           25      --         --
EQUITY ACCOUNTS:
  Beginning of period                           29,570    16,696    20,328     18,820      2,637       --      15,266      6,156
                                              --------  --------  --------   --------   --------   --------  --------   --------
  End of period                               $ 36,966  $ 29,570  $ 20,205   $ 20,328   $  6,436   $  2,637  $ 17,443   $ 15,266
                                              ========  ========  ========   ========   ========   ========  ========   ========

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

For the periods ended June 30, 1998,
and December 31, 1997 (all amounts in thousands) WORLDWIDE GROWTH      BALANCED          EQUITY INCOME   GROWTH AND INCOME
(unaudited)                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                 ----------------     -----------        -------------   -----------------
                                                  1998     1997      1998     1997      1998      1997(2)     1998(1)
                                                  ----     ----      ----     ----      ----      ----        ----
OPERATIONS:
  Net investment income/(loss)                 $ 1,798   $   384   $   367   $   232   $    58   $    (2)   $    (1)
  Net gain/(loss) on investment                 10,536     6,524     1,578     1,303       837       119         83
                                               -------   -------   -------   -------   -------   -------    -------
NET INCREASE/(DECREASE) IN EQUITY
  ACCOUNTS RESULTING FROM OPERATIONS            12,336     6,908     1,945     1,535       895       117         82
                                               -------   -------   -------   -------   -------   -------    -------
EQUITY TRANSACTIONS:
  Proceeds from units sold/(redeemed)            4,915    14,687       544     4,797     1,849     2,945      1,580
  Less cost of units redeemed:
    Administrative charges                           9        13         3         4      --        --         --
    Surrender benefits                             908       927       176       377        21        39         12
    Death benefits                                --           2      --        --        --        --         --
                                               -------   -------   -------   -------   -------   -------    -------
INCREASE/(DECREASE) IN EQUITY ACCOUNTS
  FROM CAPITAL UnitTransactions                  3,998    13,745       365     4,416     1,828     2,906      1,568
                                               -------   -------   -------   -------   -------   -------    -------
NET INCREASE/(DECREASE) IN EQUITY ACCOUNTS      16,334    20,653     2,310     5,951     2,723     3,023      1,650
DEPOSITOR'S EQUITY CONTRIBUTION/(REDEMPTION)      --        --        --        --        --          25         30
EQUITY ACCOUNTS:
  Beginning of period                           44,154    23,501    11,287     5,336     3,048      --         --
                                               -------   -------   -------   -------   -------   -------    -------
  End of period                                $60,488   $44,154   $13,597   $11,267   $ 5,771   $ 3,048    $ 1,680
                                               =======   =======   =======   =======   =======   =======    =======

(1) Period May 1, 1998, (inception) to June 30, 1998.
(2) Period May 1, 1997, (inception) to Decernber 31, 1997.


The notes to the financial statements are an integral part of this report.

     JANUS RETIREMENT ADVANTAGE  JUNE 30, 1998 SEMIANNUAL REPORT  4

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

For the periods ended June 30, 1998,
and December 31, 1997 (all amounts in thousands)   FLEXIBLE INCOME        HIGH-YIELD         SHORT-TERM BOND       MONEY MARKET
(unaudited)                                          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                   ---------------        -----------        ---------------       ------------
                                                    1998     1997       1998      1997      1998        1997       1998      1997
                                                    ----     ----       ----      ----      ----        ----       ----      ----
OPERATIONS:
  Net investment income/(loss)                    $   177   $   172   $   205   $   107    $    85    $   241    $   254   $   352
  Net gain/(loss) on investment                        25       123         9        93        (34)      (168)      --        --
                                                  -------   -------   -------   -------    -------    -------    -------   -------
NET INCREASE/(DECREASE) IN EQUITY
  ACCOUNTS RESULTING FROM OPERATIONS                  202       295       214       200         51         73        254       352
                                                  -------   -------   -------   -------    -------    -------    -------   -------
EQUITY TRANSACTIONS:
  Proceeds from units sold/(redeemed)               1,261     1,358       861     2,180        739        506      9,621     1,680
  Less cost of units redeemed:
    Administrative charges                              1         1      --        --         --            1          1         1
    Surrender benefits                                196       188        98        98        138         61      6,487       757
    Death benefits                                   --        --        --        --         --            4       --        --
INCREASE/(DECREASE) IN EQUITY ACCOUNTS
  FROM CAPITAL UNIT TRANSACTIONS                    1,064     1,169       763     2,082        601        440      3,133       922
                                                  -------   -------   -------   -------    -------    -------    -------   -------
NET INCREASE/(DECREASE) IN EQUITY ACCOUNTS          1,266     1,464       977     2,282        652        513      3,387     1,274
DEPOSITOR'S EQUITY CONTRIBUTION/(REDEMPTION)         --        --        --         (28)      --         --         --        --
EQUITY ACCOUNTS:
  Beginning of period                               3,662     2,198     2,913       659      1,522      1,009      7,369     6,095
                                                  -------   -------   -------   -------    -------    -------    -------   -------
  End of period                                   $ 4,928   $ 3,662   $ 3,890   $ 2,913    $ 2,174    $ 1,522    $10,756   $ 7,369
                                                  =======   =======   =======   =======    =======    =======    =======   =======


The notes to the financial statements are an integral part of this report.

        JANUS RETIREMENT ADVANTAGE  JUNE 30, 1998  SEMIANNUAL REPORT 5

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

                                                                                            GROWTH
For each year or period ended December 31                                                 SUB-ACCOUNT
and the period ended June 30, 1998 (unaudited)                       1998     1997      1996      1995     1994     1993(1)
                                                                     ----     ----      ----      ----     ----     -------

ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD                       $ 19.52  $ 16.01   $ 13.61   $ 10.55  $ 10.35   $ 10.00
                                                                   -------  -------   -------   -------  -------   -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                                        1.39      .42       .32       .26     (.04)      .03
  Net realized and unrealized gain/(loss) on investment               2.30     3.09      2.08      2.80      .24       .32
                                                                   -------  -------   -------   -------  -------   -------
TOTAL INCOME/(LOSS) FROM OPERATIONS                                   3.69     3.51      2.40      3.06      .20       .35
                                                                   -------  -------   -------   -------  -------   -------
ACCUMULATION UNIT VALUE, END OF PERIOD                             $ 23.21  $ 19.52   $ 16.01   $ 13.61  $ 10.55   $ 10.35
                                                                   =======  =======   =======   =======  =======   =======
TOTAL RETURN**                                                       18.86%   21.95%    17.61%    29.07%    1.90%     3.50%
                                                                   -------  -------   -------   -------  -------   -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)                       $36,966  $29,570   $16,696   $10,125  $ 4,758   $     1
  Ratio of net investment income/(loss) to average net assets***     12.91%    2.30%     2.10%     2.08%    (.35)%     .97%
                                                                   -------  -------   -------   -------  -------   -------


                                                                                               AGGRESSIVE GROWTH
For each year or period ended December 31                                                         SUB-ACCOUNT
and the period ended June 30, 1998 (unaudited)                            1998       1997       1996      1995      1994    1993(1)
                                                                          ----       ----       ----      ----      ----    -------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD                            $ 20.65    $ 18.45    $ 17.21   $ 13.62   $ 11.81  $ 10.00
                                                                        -------    -------    -------   -------   -------  -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                                             (.07)      (.12)       .07       .15       .08      .01
  Net realized and unrealized gain/(loss) on investment                    3.56       2.32       1.17      3.44      1.73     1.80
                                                                        -------    -------    -------   -------   -------  -------
TOTAL INCOME/(LOSS) FROM OPERATIONS                                        3.49       2.20       1.24      3.59      1.81     1.81
                                                                        -------    -------    -------   -------   -------  -------
ACCUMULATION UNIT VALUE, END OF PERIOD                                  $ 24.14    $ 20.65    $ 18.45   $ 17.21   $ 13.62  $ 11.81
                                                                        =======    =======    =======   =======   =======  =======
TOTAL RETURN**                                                            16.90%     11.93%      7.18%    26.41%    15.35%   18.05%
                                                                        -------    -------    -------   -------   -------  -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)                            $20,205    $20,328    $18,820   $11,681    $4,828   $    1
  Ratio of net investment income/(loss) to average net assets***           (.64)%     (.65)%      .42%     1.00%      .63%     .15%
                                                                        -------    -------    -------   -------   -------  -------


                                                                         CAPITAL
                                                                       APPRECIATION
For each year or period ended December 31                               SUB-ACCOUNT
and the period ended June 30, 1998 (unaudited)                       1998       1997(3)
                                                                     ----       ------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD                       $ 12.61     $ 10.00
                                                                   -------     -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                                        (.04)        .03
  Net realized and unrealized gain/(loss) on investment               3.90        2.58
                                                                   -------     -------
TOTAL INCOME/(LOSS) FROM OPERATIONS                                   3.86        2.61
                                                                   -------     -------
ACCUMULATION UNIT VALUE, END OF PERIOD                             $ 16.47     $ 12.61
                                                                   =======     =======
TOTAL RETURN**                                                       30.66%      26.05%
                                                                   -------     -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)                       $ 6,436     $ 2,637
  Ratio of net investment income/(loss) to average net assets***      (.59)%       .35%
                                                                   -------     -------

                                                                                         INTERNATIONAL GROWTH
For each year or period ended December 31                                                     SUB-ACCOUNT
and the period ended June 30, 1996 (unaudited)                              1998      1997       1996      1995    1994(2)
                                                                            ----      ----       ----      ----    ------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD                             $ 18.58   $ 15.78    $ 11.80    $  9.66   $ 10.00
                                                                         -------   -------    -------    -------   -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                                               .33       .05        .24       (.06)     (.05)
  Net realized and unrealized gain/(loss) on investment                     3.73      2.75       3.74       2.20      (.29)
                                                                          ------   -------    -------    -------    ------
TOTAL INCOME/(LOSS) FROM OPERATIONS                                         4.06      2.80       3.98       2.14      (.34)
                                                                          ------   -------    -------    -------    ------
ACCUMULATION UNIT VALUE, END OF PERIOD                                   $ 22.64   $ 18.58    $ 15.78    $ 11.80    $ 9.66
                                                                         =======   =======    =======    =======    ======
TOTAL RETURN**                                                             21.83%    17.74%     33.75%     22.ll%    (3.35)%
                                                                         -------   -------    -------    -------    ------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)                             $17,443   $15,266    $ 6,156    $ 1,596    $  904
  Ratio of net investment income/(loss) to average net assets***            3.15%      .26%      1.72%      (.66)%    (.89)%
                                                                         -------   -------    -------    -------    ------

*The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**Not annualized for periods of less than one full year.
***Annualized for periods of less than one full year.

(1)Period September 13, 1993, (inception) to December 31, 1993.
(2)Period May 2, 1994, (inception) to December 31, 1994.
(3)Period May 1, 1997, (inception) to December 31, 1997.

The notes to the financial statements are an integral part of this report.

        JANUS RETIREMENT ADVANTAGE  JUNE 30, 1998 SEMIANNUAL REPORT 6


            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

For each year or period ended December 31                                          WORLDWIDE GROWTH
and the period ended June 30, 1998 (unaudited)                                       SUB-ACCOUNT
                                                       1998           1997         1996          1995          1994        1993(1)
                                                    ----------    ----------    ----------    ----------     ---------     -------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD        $    23.55    $    19.40    $    15.14    $    11.99     $   11.91    $  10.00
                                                    ----------    ----------    ----------    ----------     ---------    --------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                             .92           .23           .19          (.04)         (.10)        .02
  Net realized and unrealized gain/(loss) on
     investment                                           5.34          3.92          4.07          3.19           .18        1.89
TOTAL INCOME/(LOSS) FROM OPERATIONS                       6.26          4.15          4.26          3.15           .08        1.91
                                                    ----------    ----------    ----------    ----------     ---------    --------
ACCUMULATION UNIT VALUE, END OF PERIOD              $    29.81    $    23.55    $    19.40    $    15.14     $   11.99    $  11.91
                                                    ==========    ==========    ==========    ==========     =========    =========
TOTAL RETURN**                                           26.61%        21.36%        28.12%        26.29%          .68%      19.10%
                                                    ----------    ----------    ----------    ----------     ---------    --------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)        $   60,488    $   44,154    $   23,501    $   11,099     $   6,738    $      1
  Ratio of net investment income/(loss) to
     average net assets***                                6.76%         1.01%         1.12%         (.32)%        (.86)%       .63%
                                                    ----------    ----------    ----------    ----------     ---------    --------


                                                                                       BALANCED
                                                                                     SUB-ACCOUNT
For each year or period ended December 31
and the period ended June 30, 1998 (unaudited)         1998          1997          1996        1995          1994         1993(1)
                                                    ----------    ----------    ---------    ---------    ---------     ----------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD        $    18.56    $    15.30    $   13.26    $   10.72    $   10.72     $    10.00
                                                    ----------    ----------    ---------    ---------    ---------     ----------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                             .59           .49          .28          .13          .05            .08
  Net realized and unrealized gain/(loss) on
     investment                                           2.58          2.77         1.76         2.41         (.05)           .64
                                                    ----------    ----------    ---------    ---------    ---------     ----------
TOTAL INCOME/(LOSS) FROM OPERATIONS                       3.17          3.26         2.04         2.54      --                 .72
                                                    ----------    ---------     ---------    ---------    ---------     ----------
ACCUMULATION UNIT VALUE, END OF PERIOD              $    21.73    $    18.56    $   15.30    $   13.26    $   10.72     $    10.72
                                                    ==========    ==========    =========    =========    =========     ==========
TOTAL RETURN**                                           17.07%        21.31%       15.36%       23.73%        0.00%          7.20%
                                                    ----------    ----------    ---------    ---------    ---------     ----------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)        $   13,597    $   11,287    $   5,336    $   3,283    $   2,162     $        1
  Ratio of net investment income/(loss) to
     average net assets***                                5.87%         2.84%        1.98%        1.08%         .51%          2.61%
                                                    ----------    ----------    ---------    ---------    ---------     ----------


                                                         EQUITY INCOME
                                                          SUB-ACCOUNT
For each year or period ended December 31
and the period ended June 30, 1998 (unaudited)        1998        1997(2)
                                                    ---------    ---------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD        $   13.41    $   10.00
                                                    ---------    ---------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                            .18         (.03)
  Net realized and unrealized gain/(loss) on
     investment                                          2.80         3.44
                                                    ---------    ---------
TOTAL INCOME/(LOSS) FROM OPERATIONS                      2.98         3.41
                                                    ---------    ---------
ACCUMULATION UNIT VALUE, END OF PERIOD              $   16.39    $   13.41
                                                    =========    =========
TOTAL RETURN**                                          22.21%       34.12%
                                                    ---------    ---------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)        $   5,771    $   3,048
  Ratio of net investment income/(loss) to
     average net assets***                               2.42%        (.32)%
                                                    ---------    ---------


                                                 GROWTH AND INCOME
For each year or period ended December 31           SUB-ACCOUNT
and the period ended June 30, 1998 (unaudited)         1998(3)
                                                    ---------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD        $   10.00
                                                    ---------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                           (.01)
  Net realized and unrealized gain/(loss) on
     investment                                           .56
                                                    ---------
TOTAL INCOME/(LOSS FROM OPERATIONS                        .55
                                                    ---------
ACCUMULATION UNIT VALUE, END OF PERIOD              $   10.55
                                                    =========
TOTAL RETURN**                                           5.49%
                                                    ---------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)        $   1,680
  Ratio of net investment income/(loss) to
     average net assets***                               (.64)%
                                                    ---------

* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than one full year.
*** Annualized for periods of less than one full year.

(1) Period September 13, 1993, (inception) to December 31, 1993.
(2) Period May 1, 1997, (inception) to December 31, 1997.
(3) Period May 1, 1998, (inception) to June 30, 1998.

The notes to the financial statements are an integral part of this report.


          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 7


            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

                                                                            FLEXIBLE INCOME
 For each year or period ended December 31                                    SUB-ACCOUNT
 and the period ended June 30, 1998 (unaudited)   1998         1997         1996         1995        1994      1993(1)
                                               ---------    ---------    ---------    ---------    -------     ------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:                        $   14.63    $   13.17    $   12.15    $    9.90    $ 10.07     $10.00
                                               ---------    ---------    ---------    ---------    -------     ------
  Net investment income/(loss)                       .66          .88          .83          .57        .41        .10
  Net realized and unrealized gain/(loss)
     on investment                                   .10          .58          .19         1.68       (.58)      (.03)
                                               ---------    ---------    ---------    ---------    -------     ------
TOTAL INCOME/(LOSS) FROM OPERATIONS                  .76         1.46         1.02         2.25       (.17)       .07
                                               ---------    ---------    ---------    ---------    -------     ------
ACCUMULATION UNIT VALUE, END OF PERIOD         $   15.39    $   14.63    $   13.17    $   12.15    $  9.90     $10.07
                                               =========    =========    =========    =========    =======     ======
TOTAL RETURN**                                      5.23%       11.04%        8.41%       22.81%     (1.74)%      .70%
                                               ---------    ---------    ---------    ---------    -------     ------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)   $   4,928    $   3,662    $   2,198    $   2,436    $   893     $    1
  Ratio of net investment income/(loss) to
    average net assets***                           8.74%        6.33%        6.75%        5.53%      4.69%      3.43%
                                               ---------    ---------    ---------    ---------    -------     ------


                                                           HIGH-YIELD
For each year or period ended December 31                  SUB-ACCOUNT
and the period ended June 30, 1996 (unaudited)    1998        1997       1996(3)
                                               ---------    ---------    -------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD   $   12.90    $   11.19    $ 10.00
                                               ---------    ---------    -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                       .74          .90        .55
  Net realized and unrealized gain/(loss)
      on investment                                  .08          .81        .64
                                               ---------    ---------    -------
TOTAL INCOME/(LOSS) FROM OPERATIONS                  .82         1.71       1.19
                                               ---------    ---------    -------
ACCUMULATION UNIT VALUE, END OF PERIOD         $   13.72    $   12.90    $ 11.19
                                               =========    =========    =======

TOTAL RETURN**                                      6.40%       15.22%     11.91%
                                               ---------    ---------    -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)   $   3,890    $   2,913    $   659
  Ratio of net investment income/(loss) to
     average net assets***                         10.92%        7.37%      7.88%
                                               ---------    ---------    -------


                                                                              SHORT-TERM BOND
For each year or period ended December 31                                       SUB-ACCOUNT
and the period ended June 30, 1998 (unaudited)    1998          1997          1996         1995          1994       1993(1)
                                               ---------     ---------     ---------     ---------    ---------     ------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD   $   11.93     $   11.26     $   10.90     $   10.04    $   10.03     $10.00
                                               ---------     ---------     ---------     ---------    ---------     ------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                       .45          2.23           .38           .40          .50        .10
  Net realized and unrealized gain/(loss)
     on investment                                  (.15)        (1.56)         (.02)          .46         (.49)      (.07)
                                               ---------     ---------     ---------     ---------    ---------     ------
TOTAL INCOME/(LOSS) FROM OPERATIONS                  .30           .67           .36           .86          .01        .03
                                               ---------     ---------     ---------     ---------    ---------     ------
ACCUMULATION UNIT VALUE, END OF PERIOD         $   12.23     $   11.93     $   11.26     $   10.90    $   10.04      10.03
                                               =========     =========     =========     =========    =========     ======
TOTAL RETURN**                                      2.45%         6.03%         3.24%         8.61%         .08%       .30%
                                               ---------     ---------     ---------     ---------    ---------     ------
 RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)   $   2,174     $   1,522     $   1,009     $   1,212    $   2,437     $    1
  Ratio of net investment income/(loss) to
     average net assets***                          7.41%        19.19%         3.51%         4.11%        5.35%      3.45%
                                               ---------     ---------     ---------     ---------    ---------     ------


                                                                 MONEY MARKET
For each year or period ended December 31                         SUB-ACCOUNT
and the period ended June 30, 1998 (unaudited)    1998          1997         1996       1995(2)
                                               ----------    ---------    ---------    ---------
ACCUMULATION UNIT VALUE, BEGINNING OF PERIOD   $    11.23    $   10.74    $   10.30    $   10.00
                                               ----------    ---------    ---------    ---------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                        .26          .49          .44          .30
  Net realized and unrealized gain/(loss)
     on investment                                   --           --           --           --
                                               ----------    ---------    ---------    ---------
TOTAL INCOME/(LOSS) FROM OPERATIONS                   .26          .49          .44          .30
                                               ----------    ---------    ---------    ---------
ACCUMULATION UNIT VALUE, END OF PERIOD         $    11.49    $   11.23    $   10.74    $   10.30
                                               ==========    =========    =========    =========
TOTAL RETURN**                                       2.30%        4.49%        4.28%        3.03%
                                               ----------    ---------    ---------    ---------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (in thousands)   $   10,756    $   7,369    $   6,095    $   1,725
  Ratio of net investment income/(loss
     to average net assets***                        4.58%        4.43%        4.19%        4.42%
                                               ----------    ---------    ---------    ---------

* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than one full year.
*** Annualized for periods of less than one full year.

(1) Period September 13, 1993, (inception) to December 31, 1993.
(2) Period May 1, 1995, (inception) to December 31, 1995.
(3) Period May 1, 1996, (inception) to December 31, 1996.

The notes to the financial statements are an integral part of this report.


          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 8

           JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage, a tax-deferred variable annuity contract (the "Contracts") issued by WRL. The Account contains twelve investment options referred to as Sub-Accounts: Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, Equity Income, Growth and Income, Flexible Income, High-Yield, Short-Term Bond, and Money Market. Each Sub-Account invests in the corresponding Portfolio of the Janus Aspen Series Trust (collectively referred to as the "Trust" and individually as a "Portfolio"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

     On May 1, 1998, WRL made an initial depositor's equity contribution of $30,000 to the Growth and Income Sub-Account for which it received 3,000 units.

     Janus Retirement Advantage sub-accounts hold assets to support the benefits under certain flexible-payment variable accumulation deferred-annuity contracts issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.   VALUATION OF INVESTMENTS
     The investments in the trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Trust. Investment transactions are accounted for on the trade date, using the Portfolio NAV per share next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.   FEDERAL INCOME TAXES
     The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income of the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for federal income taxes has been made.

C.   ESTIMATES
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.   CHARGES AND DEDUCTIONS
     Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A.   CONTRACT CHARGES
     On each anniversary through the maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

B.   ANNUITY SUB-ACCOUNT CHARGE
     A daily charge equal to an annual rate of .65% of average daily net assets of each Sub-Account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

3.   DIVIDENDS AND DISTRIBUTIONS
     Dividends of the Trust's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semiannually, while capital gains distributions are typically declared and reinvested annually. Dividends and distributions of the Portfolios on the ex-date are recorded and are generally paid to and reinvested by the Annuity Account on the next business day after the ex-date. Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Portfolio is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Portfolio does not change either the unit price or equity values within the Annuity Accounts.


          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 9

          JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

(UNAUDITED) ALL AMOUNTS IN THOUSANDS.

4.   SECURITIES TRANSACTIONS

     Securities transactions are summarized as follows:

     FOR THE PERIOD ENDED JUNE 30, 1998

                                           PURCHASES      PROCEEDS FROM SALES
SUB-ACCOUNT                              OF SECURITIES       OF SECURITIES
-----------                            ----------------   -------------------
Growth                                     $ 7,095              $ 2,908
                                           -------              -------
Aggressive Growth                            8,530               11,449
                                           -------              -------
Capital Appreciation                         3,876                1,221
                                           -------              -------
International Growth                        11,298               12,380
                                           -------              -------
Worldwide Growth                            42,924               39,509
                                           -------              -------
Balanced                                     2,563                1,791
                                           -------              -------
Equity Income                                3,413                1,476
                                           -------              -------
Growth and Income(1)                         1,634                   71
                                           -------              -------
Flexible Income                              2,651                1,345
                                           -------              -------
High-Yield                                   3,031                2,709
                                           -------              -------
Short-Term Bond                              1,483                  796
                                           -------              -------
Money Market                                63,340               56,857
                                           -------              -------

(1) Period May 1, 1998, (inception) to June 30, 1998.



5.  UNIT ACTIVITY

FOR THE PERIOD ENDED JUNE 30, 1998
                                 UNITS                                              UNITS
                                BALANCE            UNITS           UNITS           BALANCE
SUB-ACCOUNT                BEGINNING OF YEAR      ISSUED          REDEEMED       END OF YEAR
-----------                -----------------      ------          --------       -----------
Growth                          1,514.5            345.8            267.3          1,593.0
                                -------          -------          -------          -------
Aggressive Growth                 984.4            430.8            578.2            837.0
                                -------          -------          -------          -------
Capital Appreciation              209.2            306.7            125.1            390.8
                                -------          -------          -------          -------
International Growth              821.4            668.8            719.8            770.4
                                -------          -------          -------          -------
Worldwide Growth                1,875.2          2,014.6          1,860.8          2,029.0
                                -------          -------          -------          -------
Balanced                          608.1            156.6            139.0            625.7
                                -------          -------          -------          -------
Equity Income                     227.2            282.5            157.6            352.1
                                -------          -------          -------          -------
Growth and Income(1)               --              172.3             13.1            159.2
                                -------          -------          -------          -------
Flexible Income                   250.3            213.1            143.3            320.1
                                -------          -------          -------          -------
High-Yield                        225.9            288.2            230.6            283.5
                                -------          -------          -------          -------
Short-Term Bond                   127.5            119.9             69.6            177.8
                                -------          -------          -------          -------
Money Market                      656.4          6,653.4          6,373.3            936.5
                                -------          -------          -------          -------

(1) Period May 1, 1998, (inception) to June 30, 1998.

          JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 10

         JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

(UNAUDITED) ALL AMOUNTS IN THOUSANDS.

6.   OTHER MATTERS

     At June 30, 1998, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------
     Growth                   $ 6,931
     Aggressive Growth          2,887
     Capital Appreciation       1,041
     International Growth       2,241
     Worldwide Growth           7,214
     Balanced                   2,429
     Equity Income                695
     Growth and Income             83
     Flexible Income                3
     High-Yield                   (98)
     Short-Term Bond             (133)
     Money Market                 N/A


         JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 11

              THIS SPACE RESERVED FOR YOUR NOTES AND COMPUTATIONS.





         JANUS RETIREMENT ADVANTAGE JUNE 30, 1998 SEMIANNUAL REPORT 12